Expense Example, No Redemption (Vanguard Small-Cap Index Fund Institutional)	Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Institutional Shares 1/1/2014 - 12/31/2014 USD ($)	Vanguard Small-Cap Index Fund Vanguard Small-Cap Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	8	6
3 YEAR	26	19
5 YEAR	45	34
10 YEAR	103	77